Eaton Vance
New Jersey Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.4%
New Jersey Infrastructure Bank, Green Bonds, 5.00%, 9/1/38	$500	$ 561,965
		$ 561,965
Education — 4.3%
Essex County Improvement Authority, NJ, (Friends of TEAM Charter Schools, Inc.), Social Bonds, 4.00%, 6/15/56	$1,550	$ 1,277,185
New Jersey Educational Facilities Authority, (Institute for Advanced Study), (SPA: TD Bank, N.A.), 3.80%, 7/1/31(1)	1,000	1,000,000
New Jersey Educational Facilities Authority, (Princeton University):
4.00%, 3/1/53	2,000	1,950,000
5.00%, 3/1/43	2,000	2,226,120
		$ 6,453,305
General Obligations — 10.9%
Bergen County Improvement Authority, NJ, (Bergen New Bridge Medical Center), 5.00%, 8/1/42	$2,575	$ 2,834,534
Burlington County Bridge Commission, NJ:
5.00%, 8/1/32	250	271,215
5.00%, 10/1/36	1,000	1,057,440
Chester Township, NJ:
2.00%, 10/1/29	1,000	899,620
2.00%, 10/1/30	495	435,249
East Brunswick Board of Education, NJ, 4.00%, 8/1/34	1,200	1,248,396
Essex County, NJ, 2.00%, 9/1/32	2,935	2,473,413
Gloucester County Improvement Authority, NJ, 4.00%, 4/1/35	2,000	2,016,520
Jersey City, NJ, 5.00%, 11/1/33	800	845,872
Monmouth County Improvement Authority, NJ, 3.00%, 12/1/36	100	91,848
Morris County Improvement Authority, NJ:
3.00%, 3/1/35	145	138,587
3.00%, 3/1/36	150	141,432
3.00%, 3/1/37	160	147,661
3.00%, 3/1/39	275	238,419
3.00%, 3/1/41	290	242,576
3.00%, 3/1/44	930	750,687
Passaic County Improvement Authority, NJ:
3.00%, 8/15/36	110	100,895
3.00%, 8/15/38	150	131,308
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico, 5.625%, 7/1/29	$1,000	$ 1,079,040
Summit, NJ, 3.00%, 7/15/45	1,360	1,119,620
		$ 16,264,332
Hospital — 8.6%
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	$140	$ 140,066
New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health, Inc.), 5.00%, 7/1/35	2,795	2,916,023
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital):
5.00%, 7/1/32	50	50,115
5.00%, 7/1/33	1,155	1,157,529
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health), 4.25%, 7/1/54(2)	4,000	3,892,240
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
3.00%, 7/1/32	1,100	961,708
3.125%, 7/1/33	835	729,289
4.00%, 7/1/48	3,000	2,627,400
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (LOC: TD Bank, N.A.), 3.70%, 7/1/43(1)	350	350,000
		$ 12,824,370
Housing — 4.1%
New Jersey Housing and Mortgage Finance Agency, SFMR:
(AMT), 3.80%, 10/1/32	$2,250	$ 2,163,803
Social Bonds, 4.50%, 10/1/42	1,975	1,993,466
Social Bonds, 4.55%, 10/1/44(2)	2,000	2,003,720
		$ 6,160,989
Industrial Development Revenue — 5.5%
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.):
(AMT), 1.10% to 12/1/27 (Put Date), 11/1/29	$2,000	$ 1,736,860
(AMT), 3.75% to 6/1/28 (Put Date), 11/1/34	750	740,805
New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 5.00%, 8/1/59	3,000	3,054,810
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	3,000	2,659,590
		$ 8,192,065
Insured - Education — 4.7%
Gloucester County Improvement Authority, NJ, (Rowan University), (BAM), 5.00%, 7/1/54	$3,000	$ 3,139,200

Eaton Vance
New Jersey Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Education (continued)
New Jersey Educational Facilities Authority, (Montclair State University):
(AGM), 5.00%, 7/1/43	$2,150	$ 2,352,315
(AGM), 5.00%, 7/1/44	1,330	1,451,708
		$ 6,943,223
Insured - Electric Utilities — 2.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,020	$ 2,977,720
		$ 2,977,720
Insured - Escrowed/Prerefunded — 0.9%
Bayonne, NJ, (AGM), Prerefunded to 8/1/25, 5.00%, 8/1/26	$865	$ 880,916
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	380	394,482
		$ 1,275,398
Insured - General Obligations — 6.2%
Atlantic City, NJ, (AGM), 5.00%, 3/1/37	$1,500	$ 1,544,445
Bayonne, NJ, (AGM), 5.00%, 8/1/25	615	624,434
Jersey City Board of Education, NJ, (AGM), 4.00%, 8/15/40	1,000	1,013,720
Montclair Board of Education, NJ, (BAM), 4.00%, 1/15/43	4,200	4,215,918
Paterson, NJ, (BAM), 5.00%, 1/15/26	1,305	1,306,383
Trenton, NJ, (BAM), 5.00%, 12/1/26	500	511,480
		$ 9,216,380
Insured - Special Tax Revenue — 10.9%
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/24	$6,000	$ 5,881,560
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	6,500	5,947,760
(AGC), 0.00%, 7/1/27	1,900	1,672,950
(NPFG), 5.25%, 7/1/26	1,620	1,661,180
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.00%, 11/15/42	1,000	1,076,790
		$ 16,240,240
Insured - Transportation — 1.3%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$ 2,016,048
		$ 2,016,048
Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 2.7%
Passaic Valley Water Commission, NJ, Water Supply System Revenue:
(AGM), 4.00%, 12/1/53	$3,000	$ 2,906,640
(AGM), 5.00%, 12/1/42	1,000	1,090,810
		$ 3,997,450
Lease Revenue/Certificates of Participation — 8.0%
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	$1,700	$ 1,817,946
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/39	1,000	993,490
5.00%, 6/15/46	1,500	1,591,890
2019 Series AA, 5.00%, 6/15/38	3,220	3,377,909
2023 Series AA, 5.00%, 6/15/38	1,000	1,103,840
New Jersey Transportation Trust Fund Authority, (Transportation System), 4.00%, 6/15/36	1,500	1,519,710
Union County Improvement Authority, NJ, 4.125%, 4/15/54	1,500	1,462,995
		$ 11,867,780
Other Revenue — 3.4%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	$1,000	$ 1,042,040
Tobacco Settlement Financing Corp., NJ, 5.25%, 6/1/46	3,965	4,105,956
		$ 5,147,996
Special Tax Revenue — 2.2%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$200	$ 195,060
New York Dormitory Authority, Personal Income Tax Revenue, 5.25%, 3/15/52	1,000	1,083,860
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,995	1,995,219
		$ 3,274,139
Student Loan — 2.4%
New Jersey Higher Education Student Assistance Authority:
(AMT), 3.25%, 12/1/29	$485	$ 465,925
(AMT), 4.00%, 12/1/34	290	288,376
(AMT), 5.00%, 12/1/29	1,565	1,638,821
(AMT), 6.569%, (90-day SOFR Average + 0.95%), 6/1/36(4)	1,200	1,200,084
		$ 3,593,206

Eaton Vance
New Jersey Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 16.1%
Delaware River and Bay Authority, 5.00%, 1/1/49	$1,125	$ 1,202,130
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/36	1,250	1,342,700
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	275,094
New Jersey Turnpike Authority:
4.125%, 1/1/54	1,400	1,350,916
4.50%, 1/1/48	2,000	2,043,320
5.25%, 1/1/49	2,000	2,191,640
Newark Housing Authority, NJ, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,509,075
Port Authority of New York and New Jersey:
(AMT), 5.00%, 10/15/35	2,530	2,603,648
(AMT), 5.00%, 11/15/36	3,060	3,092,711
(AMT), 5.00%, 8/1/37	1,000	1,077,190
(AMT), 5.00%, 7/15/40	1,375	1,470,150
(AMT), 5.00%, 1/15/47	1,000	1,041,170
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/42	2,325	2,379,963
South Jersey Transportation Authority, NJ:
4.625%, 11/1/47	1,500	1,504,290
5.00%, 11/1/31	1,000	1,004,680
		$ 24,088,677
Water and Sewer — 1.4%
Jersey City Municipal Utilities Authority, NJ, 5.00%, 5/1/25	$2,000	$ 2,018,560
		$ 2,018,560
Total Tax-Exempt Municipal Obligations (identified cost $144,894,358)		$143,113,843

Taxable Municipal Obligations — 5.0%
Security	Principal Amount (000's omitted)	Value
General Obligations — 2.2%
Atlantic City, NJ, 7.50%, 3/1/40	$455	$ 491,295
Monroe Township Board of Education, NJ:
1.126%, 3/1/26	585	544,167
1.357%, 3/1/27	500	451,395
1.547%, 3/1/28	500	440,005
2.729%, 8/1/33	700	569,457
2.849%, 8/1/35	1,000	785,260
		$ 3,281,579
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 2.8%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(5)	$4,250	$ 4,246,133
		$ 4,246,133
Total Taxable Municipal Obligations (identified cost $8,225,438)		$ 7,527,712
Total Investments — 101.0% (identified cost $153,119,796)		$150,641,555
Other Assets, Less Liabilities — (1.0)%		$ (1,498,287)
Net Assets — 100.0%		$149,143,268
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2024.
(2)	When-issued security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $195,060 or 0.1% of the Fund's net assets.
(4)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(5)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2024, 28.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.3% to 13.8% of total investments.

Eaton Vance
New Jersey Municipal Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at April 30, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$143,113,843	$ —	$143,113,843
Taxable Municipal Obligations	—	7,527,712	—	7,527,712
Total Investments	$ —	$150,641,555	$ —	$150,641,555
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.
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